Benefit from Income Tax (Detail)	4 Months Ended
Dec. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Benefit for income taxes at statutory federal rate	$ (1,248,230)
State income tax (benefit), net of federal benefit	(224,752)
Share-based compensation	80,450
Research and development tax credits	(28,288)
Other	13,307
Valuation allowance	1,407,513
Income tax expense	$ 0